FT Vest Nasdaq-100 Dual Directional Buffer ETF - September Expense Example, No Redemption - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September
Jun. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287